UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Brian F. Link Secretary The China Fund, Inc. 100 Huntington Avenue CPH-0326 Boston, MA 02116	Leonard B. Mackey, Jr., Esq. Clifford Chance U.S. LLP 31 West 52nd Street New York, New York 10019-6131

Registrant’s telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS
HONG KONG
Biotechnology — (1.2%)
3SBio Inc. 144A*	3,175,500	$3,776,919

Commercial Services & Supplies — (3.9%)
China Everbright International, Ltd. (1)	6,140,000	9,409,780
Goldpac Group, Ltd. (1)	5,521,000	3,418,642

		12,828,422

Construction & Engineering — (1.0%)
China State Construction International Holdings, Ltd. (1)	2,110,000	3,288,092

Diversified Financial Services — (4.1%)
Hong Kong Exchanges and Clearing, Ltd. (1)	495,300	13,468,945

Electronic Equipment & Instruments — (4.4%)
Digital China Holdings, Ltd. †(1)	9,391,000	9,316,072
Zhuzhou CSR Times Electric Co., Ltd.	732,000	4,971,690

		14,287,762

Food Products — (3.5%)
Want Want China Holdings, Ltd. (1)	11,207,000	11,638,041

Industrial Conglomerates — (3.0%)
Beijing Enterprises Holdings, Ltd.	1,327,000	9,766,101

Insurance — (1.8%)
China Life Insurance Co., Ltd.	1,612,000	5,926,585

Internet Software & Services — (5.1%)
Baidu Inc. ADR*	15,821	2,731,654
Tencent Holdings, Ltd.	757,500	14,110,567

		16,842,221

Metals & Mining — (0.6%)
Tiangong International Co., Ltd. (1)	18,480,000	2,026,355

Personal Products — (2.6%)
Hengan International Group Co., Ltd.	425,500	4,745,251

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2015 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
HONG KONG (continued)
Personal Products (continued)
Natural Beauty Bio-Technology, Ltd.	50,320,000		$3,700,072

			8,445,323

Pharmaceuticals — (1.6%)
China Pharmaceutical Group, Ltd. (1)	5,804,000		5,330,918

Real Estate Management & Development — (5.9%)
China Overseas Land & Investment, Ltd.	1,610,000		5,067,694
Hongkong Land Holdings, Ltd.	497,000		3,826,900
Sun Hung Kai Properties, Ltd.	688,000		10,570,483

			19,465,077

Semiconductors & Semiconductor Equipment — (1.8%)
ASM Pacific Technology, Ltd. (1)	295,700		2,681,645
Semiconductor Manufacturing International Corp. (1)*	37,480,000		3,384,482

			6,066,127

Specialty Retail — (0.3%)
Zhongsheng Group Holdings, Ltd. (1)	1,844,500		1,115,954

Textiles, Apparel & Luxury Goods — (2.3%)
Li & Fung, Ltd. (1)†	9,798,000		7,596,378

Wireless Telecommunication Services — (4.4%)
China Mobile, Ltd.	1,108,000		14,479,176

TOTAL HONG KONG — (Cost $163,147,538)		47.5%	156,348,396

HONG KONG — “H” SHARES
Automobiles — (2.8%)
Qingling Motors Co., Ltd. †	28,960,000		9,302,347

Commercial Banks — (9.1%)
China Merchants Bank Co., Ltd.	3,743,000		9,681,192
Industrial & Commercial Bank of China, Ltd.	29,244,000		20,145,251

			29,826,443

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2015 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
HONG KONG — “H” SHARES (continued)
Insurance — (6.3%)
Ping An Insurance (Group) Company of China, Ltd.	3,594,000		$20,654,773

Machinery — (1.4%)
CRRC Corp., Ltd. (1)	3,697,000		4,669,031

Transportation Infrastructure — (1.3%)
Qingdao Port International Co., Ltd. 144A(1)	6,596,000		4,237,451

TOTAL HONG KONG — “H” SHARES — (Cost $63,062,469)		20.9%	68,690,045

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $226,210,007)		68.4%	225,038,441

TAIWAN
Computers & Peripherals — (2.2%)
Advantech Co., Ltd.	1,058,841		7,143,567

Diversified Financial Services — (2.0%)
Fubon Financial Holdings Co., Ltd.	3,548,000		6,473,078

Electronic Equipment & Instruments — (5.4%)
Delta Electronics, Inc.	1,835,000		9,037,977
Largan Precision Co., Ltd.	88,000		8,933,374

			17,971,351

Insurance — (2.6%)
Cathay Financial Holding Co., Ltd.	5,305,000		8,569,596

Leisure Equipment & Products — (2.7%)
Merida Industry Co., Ltd.	1,435,000		8,908,668

Semiconductors & Semiconductor Equipment — (7.4%)
Hermes Microvision, Inc. (1)	170,000		8,480,750
Taiwan Semiconductor Manufacturing Co., Ltd.	3,562,000		15,738,847

			24,219,597

TOTAL TAIWAN — (Cost $55,689,092)		22.3%	73,285,857

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $281,899,099)		90.7%	298,324,298

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2015 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
EQUITY-LINKED SECURITIES
Automobiles — (1.5%)
Chongqing Changan Automobile Co., Ltd. Access Product (expiration 01/15/16) 144A(2)	558,897		$1,509,022
Chongqing Changan Automobile Co., Ltd. Access Product (expiration 02/10/25) 144A(3)	487,000		1,314,413
Chongqing Changan Automobile Co., Ltd. Access Product (expiration 04/23/20) 144A(4)	739,970		2,027,517

			4,850,952

Electronic Equipment & Instruments — (1.2%)
XJ Electric Co., Ltd. Access Product (expiration 02/12/16) 144A(2)	419,748		1,292,824
XJ Electric Co., Ltd. Access Product (expiration 07/03/24) 144A(3)	864,000		2,661,984

			3,954,808

Hotels, Restaurants & Leisure — (1.2%)
China CYTS Tours Holding Co., Ltd. Access Product (expiration 02/12/16) 144A(2)	1,143,908		3,969,361

Personal Products — (1.3%)
Shanghai Jahwa United Co., Ltd. Access Product (expiration 01/15/16) 144A(2)	371,242		2,301,700
Shanghai Jahwa United Co., Ltd. Access Product (expiration 04/06/20) 144A(4)	315,651		1,992,705

			4,294,405

TOTAL EQUITY-LINKED SECURITIES — (Cost $21,650,084)		5.2%	17,069,526

COLLATERAL FOR SECURITIES ON LOAN — (8.0%)
State Street Navigator Securities Lending Prime Portfolio (Cost $26,280,434)	26,280,434		26,280,434

	Face Amount
SHORT TERM INVESTMENT — (2.6%)
Repurchase Agreement with State Street Bank and Trust, dated 07/31/15, 0.00%, due 08/03/15, proceeds $8,396,000; collateralized by U.S. Treasury Note, 2.63%, due 11/15/20, valued at $8,568,000, including interest. (Cost $8,396,000)	$8,396,000		8,396,000

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2015 (unaudited)

TOTAL INVESTMENTS** — (Cost $338,225,617)	106.5%	$350,070,258

OTHER ASSETS AND LIABILITIES	(6.5)%	(21,330,776)

NET ASSETS	100.0%	$328,739,482

Notes to Schedule of Investments

*	Denotes non-income producing security.
†	Affiliated issuer (see Note B).
(1)	A portion or all of the security is on loan. As of July 31, 2015, the market value of the securities loaned was $41,816,803.
(2)	Equity linked securities issued by Citigroup Global Markets Holdings.
(3)	Equity linked securities issued by Hongkong and Shanghai Banking Corporation (HSBC).
(4)	Equity linked securities issued by Credit Lyonnais (CLSA).

144A Securities restricted for resale to Qualified Institutional Buyers in the United States or to non-US persons. At July 31, 2015, these restricted securities amounted to $25,083,896, which represented 7.6% of total net assets.

ADR American Depositary Receipt

**	At July 31, 2015, the aggregate cost for Federal income tax purposes is substantially the same as the aggregate cost for book purposes. Because tax adjustments are calculated annually, the following does not reflect tax adjustments. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Gross unrealized appreciation of investments was $43,572,077 while gross unrealized depreciation of investments was $31,727,436, resulting in net unrealized appreciation of investments of $11,844,641.

See notes to schedule of investments.

NOTE A – Security valuation:

Portfolio securities listed on recognized United States or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments, if any, are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager or Direct Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Fair Value Measurement

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 —Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT Description*	Level 1	Level 2	Level 3	Total
Common Stock And Other Equity Interests	$298,324,298	$—	$—	$298,324,298
Equity-Linked Securities	—	17,069,526	—	17,069,526
Collateral For Securities On Loan	26,280,434	—	—	26,280,434
Short Term Investment	—	8,396,000	—	8,396,000

TOTAL INVESTMENTS	$324,604,732	$25,465,526	$—	$350,070,258

*	Please refer to the Schedule of Investments for additional security details.

The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. As of July 31, 2015, there were no transfers between Level 1, 2 or 3.

NOTE B – INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Name of Issuer	Balance of Shares/Par Held October 31, 2014	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares/Par Held July 31, 2015	Value July 31, 2015	Income From Non- Controlled Affiliates	Loss Realized on Sale of Shares as of July 31, 2015
China Suntien Green Energy Corp., Ltd. (1)	12,785,000	—	12,785,000	—	$—	$36,824	$(2,091,903)
Digital China Holdings, Ltd.	8,865,000	526,000	—	9,391,000	9,316,072	242,141	—
Li & Fung, Ltd.	9,282,000	2,762,000	2,246,000	9,798,000	7,596,378	434,992	(954,998)
Qingling Motors Co., Ltd.	28,960,000	—	—	28,960,000	9,302,347	681,942	—
Tong Hsing Electronic Industries, Ltd. (1)	2,067,000	—	2,067,000	—	—	111,355	(3,258,955)

	61,959,000	3,288,000	17,098,000	48,149,000	$26,214,797	$1,507,254	$(6,305,856)

*	Affiliated issuers, as defined in the 1940 Act, as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.

(1)	Not affiliated as of July 31, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:	/s/ Joseph S. Quirk
Joseph S. Quirk
President of The China Fund, Inc.

Date:	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph S. Quirk
Joseph S. Quirk
President of The China Fund, Inc.

Date:	September 25, 2015

By:	/s/ Monique Labbe
Monique Labbe
Treasurer of The China Fund, Inc.

Date:	September 25, 2015